Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company Only Financial Statements [Abstract]
Schedule of condensed financial information of the parent company
Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets	December 31,
	2012	2011
	(Amounts in thousands)
Assets:
Cash	$53	$257
Investments in subsidiaries	97,114	90,277
Other assets	5	229
Total assets	$97,172	$90,763

Liabilities and Equity:
Subordinated debentures	$13,403	$13,403
Other liabilities	132	136
Equity	83,637	77,224
Total liabilities and equity	$97,172	$90,763

Statements of Income	Years ended December 31,
	2012	2011
	(Amounts in thousands)
Income:
Dividends from bank subsidiary	$996	$1,600
Other income	87	—
Expense:
Interest on subordinated debentures	282	256
Other expenses	269	295
	551	551
Income before income taxes	532	1,049
Provision for income taxes	—	—
Equity in undistributed income of subsidiaries	6,781	6,223
Net income	7,313	7,272
Preferred stock dividend and discount accretion	1,012	1,000
Net income available to common shareholders	$6,301	$6,272

Statements of Cash Flows
	Years ended December 31,
	2012	2011
	(Amounts in thousands)
Cash Flows from Operating Activities
Net income	$7,313	$7,272
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(6,781)	(6,223)
Changes in operating assets and liabilities:
Increase in other assets	48	(93)
Decrease in accrued interest payable and other accrued liabilities	(4)	(28)
Net cash provided by operating activities	576	928
Cash Flows from Investing Activities
Net cash used in investing activities	—	—
Cash Flows from Financing Activities
Proceeds from exercise of stock options	35
Payment of dividend on preferred stock	(815)	(815)
Net cash used in financing activities	(780)	(815)
Increase/(decrease) in cash and cash equivalents	(204)	113
Cash and Cash Equivalents, January 1,	257	144
Cash and Cash Equivalents, December 31,	$53	$257